Commitments and Contingencies - Revenues From Non-cancellable Charter Agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Time Charter Agreements
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 1,828,915
Not later than one year
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	413,873
Later than one year and not later than two years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	308,127
Later than two years and not later than three years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	246,247
Later than three years and not later than four years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	234,026
Later than four years and not later than five years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	197,400
More than five years
Time Charter Agreements
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 429,242